CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)			6 Months Ended
	Jan. 13, 2025	Sep. 27, 2023	Jun. 30, 2025	Jun. 30, 2024	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Nov. 30, 2024	Sep. 30, 2024	Aug. 31, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024
Short-Term Debt [Line Items]
Note principal amount											$ 75,000	$ 100,000		$ 75,000	$ 50,000
Note maturity date description			mature on various dates from July 17, 2025 to October 31, 2027
Note conversion price					$ 4.818	$ 4.596	$ 6.258	$ 6.249			$ 9.822	$ 14.328	$ 20.01	$ 25.737	$ 26.37
Interest expense			$ 200,000	$ 200,000
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Note principal amount		$ 609,000
Note maturity date description		The Note matures in 12 months from the issue date of the Note
Note annual interest rate		8.00%
Note original issue discount		$ 44,000
Transaction costs		15,000
Net proceeds from issuance of note		$ 550,000
Note conversion price		$ 240.0
Note floor price		$ 60.0
Interest expense				119,000
Contractual obligation				22,000
Amortization of discounts and debt issuance cost				$ 97,000
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Note principal amount	$ 1,311,000
Note maturity date description	The Note matures in 12 months from the issue date of the Note
Note annual interest rate	7.00%
Note original issue discount	$ 96,000
Transaction costs	15,000
Net proceeds from issuance of note	$ 1,200,000
Note conversion price	$ 90.0								$ 7.299	$ 9.546
Note floor price	$ 3.0
Interest expense			275,000
Contractual obligation			26,000
Amortization of discounts and debt issuance cost			249,000
Note fair value	$ 111,000
Unamortized debt discount			287,566
Note outstanding balance			$ 314,934